Expected credit loss measurement - Sensitivity analysis (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (2,507)	$ (2,261)	$ (1,091)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (946)	$ (1,115)
ECL with adjusted probabilities of scenario weights in percent of baseline	143.00%	134.00%
Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (654)	$ (832)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,071)	(2,225)
Stage 1 and 2 positions
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(946)
Stage 1 and 2 positions | Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (654)	$ (832)